UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22247

SGM Funds

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

Steven G. Mandis

1165 Park Avenue

#12B

New York, NY 10128

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 831-9990

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	SGM Hard Asset Fund
	Schedule of Investments
	March 31, 2010 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 8750.00%
350	Huntington Money Market Fund IV 0.47% * (Cost $350)	350

TOTAL INVESTMENTS (Cost $350) - 8750.00%		$ 350

OTHER ASSETS LESS LIABILITIES - (8650.00%)		(346)

NET ASSETS - 100.00%		$ 4

* Variable rate security; the coupon rate shown represents the yield at March 31, 2010.

NOTES TO FINANCIAL STATEMENTS
SGM Hard Asset Fund
1. SECURITY TRANSACTIONS
At March 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $350 amounted to $0 which consisted of aggregate gross unrealized appreciation of
$0 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATIONS
The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trust’s Board of Trustees. The Fund's assets are generally valued at their market value using market quotations. The Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the Fund’s net asset value (“NAV”) is calculated) that materially affects fair value, the Adviser will value the Fund’s assets at their fair value according to policies approved by and under the supervision of the Fund's Board of Trustees.

The Fund may invest in open-end and closed-end investment companies, as well as exchange traded funds (“ETFs”).
The Fund’s NAV is calculated based, in part, upon the NAV of the underlying investment companies and ETFs in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

3. Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$350	$0	$0	$350
Total	$350	$0	$0	$350

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SGM Funds

By /s/ Steven G. Mandis

Steven G. Mandis

President and Principal Executive Officer, Treasurer and Principal Financial Officer

Date May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven G. Mandis

Steven G. Mandis

President and Principal Executive Officer, Treasurer and Principal Financial Officer

Date May 19, 2010